Stock-Based Compensation - Stock Option Award Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Shares under option (thousands)
Beginning balance (in shares)	3,848
Exercised (in shares)	(451)
Cancelled/forfeited (in shares)	(44)
Expired (in shares)	(1)
Ending balance (in shares)	3,353	3,848
Vested and expected to vest (in shares)	3,353	3,848
Exercisable (in shares)	2,563	2,479
Weighted average exercise price
Beginning balance (usd per share)	$ 6.55
Exercised (usd per share)	6.98
Cancelled/forfeited (usd per share)	9,530
Expired (usd per share)	6.61
Ending balance (usd per share)	6.45	$ 6.55
Vested and expecting to vest (usd per share)	6.45	6.55
Exercisable (usd per share)	$ 6.27	$ 6.31
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding, Weighted average remaining contractual term	5 years 9 months 18 days	6 years 1 month 28 days
Vested and expecting, Weighted average remaining contractual term	5 years 9 months 18 days	6 years 1 month 28 days
Exercisable, Weighted average remaining contractual term	5 years 1 month 24 days	4 years 10 months 6 days
Outstanding, Aggregate intrinsic value	$ 58,565	$ 27,796
Vested and expecting to vest, Aggregate intrinsic value	58,565	27,796
Exercisable, Aggregate intrinsic value	45,204	$ 18,499
Exercised, Aggregate intrinsic value	3,520
Cancelled/forfeited, Aggregate intrinsic value	218
Expired, Aggregate intrinsic value	$ 4